UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Dawson Capital Management, Inc.

Address:  354 Pequot Avenue
          Southport, CT 06890


13F File Number: 028-03914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas S. Galvin
Title:  CFO
Phone:  (203) 254-0091


Signature, Place and Date of Signing:

/s/ Thomas S. Galvin              Southport, CT              November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  71

Form 13F Information Table Value Total:  $187,061
                                         (thousands)



List of Other Included Managers:

No.       Form 13F File Number      Name


1.        028-13190                 Southport Management Limited Partnership

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2011
COLUMN 1                      COLUMN 2          COLUMN 3  COLUMN 4     COLUMN 5           COLUMN 6     COL 7        COLUMN 8

                                                          VALUE    SHS OR    SH/ PUT/    INVESTMENT    OTHR     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000) PRN AMT   PRN CALL    DISCRETION    MGRS  SOLE      SHARED   NONE
ADVENTRX PHARMACEUTICALS INC  COM NEW           00764X202     28      30,500 SH             SOLE       NONE     30,500
AETERNA ZENTARIS INC          COM               007975204     70      46,300 SH             SOLE       NONE     46,300
AGNICO EAGLE MINES LTD        COM               008474108    613      10,300 SH        SHARED DEFINED  1        10,300
ALASKA AIR GROUP INC          COM               011659109  7,671     136,270 SH        SHARED DEFINED  1       136,270
ALLSCRIPTS HEALTHCARE SOLUTN  COM               01988P108  8,970     497,790 SH        SHARED DEFINED  1       497,790
AMERICAN EXPRESS CO           COM               025816109    272       6,054 SH             SOLE       NONE      6,054
APPLE INC                     COM               037833100  4,599      12,060 SH        SHARED DEFINED  1        12,060
ARM HLDGS PLC                 SPONSORED ADR     042068106  3,166     124,145 SH        SHARED DEFINED  1       124,145
BAKER HUGHES INC              COM               057224107    749      16,230 SH        SHARED DEFINED  1        16,230
BEMIS INC                     COM               081437105  6,908     235,685 SH        SHARED DEFINED  1       235,685
BMC SOFTWARE INC              COM               055921100  5,451     141,365 SH        SHARED DEFINED  1       141,365
BRIGHAM EXPLORATION CO        COM               109178103  6,434     254,615 SH        SHARED DEFINED  1       254,615
BRISTOL MYERS SQUIBB CO       COM               110122108  9,414     300,000 SH             SOLE       NONE    300,000
BRUNSWICK CORP                COM               117043109    358      25,500 SH             SOLE       NONE     25,500
CF INDS HLDGS INC             COM               125269100  8,618      69,840 SH        SHARED DEFINED  1        69,840
CIENA CORP                    COM NEW           171779309  1,523     136,000     CALL       SOLE       NONE    136,000
CIENA CORP                    COM NEW           171779309    404      36,050 SH             SOLE       NONE     36,050
COMCAST CORP NEW              CL A              20030N101  3,367     160,935 SH        SHARED DEFINED  1       160,935
CONOCOPHILLIPS                COM               20825C104  6,673     105,385 SH        SHARED DEFINED  1       105,385
CONTINENTAL RESOURCES INC     COM               212015101  4,134      85,460 SH        SHARED DEFINED  1        85,460
CROCS INC                     COM               227046109    237      10,000     CALL       SOLE       NONE     10,000
CROCS INC                     COM               227046109    282      11,900 SH             SOLE       NONE     11,900
CROWN CASTLE INTL CORP        COM               228227104  8,615     211,828 SH        SHARED DEFINED  1       211,828
DELCATH SYS INC               COM               24661P104    206      61,700 SH             SOLE       NONE     61,700
DENBURY RES INC               COM NEW           247916208    240      20,900 SH        SHARED DEFINED  1        20,900
DIANA CONTAINERSHIPS INC      COM               Y2069P101     69      15,000 SH             SOLE       NONE     15,000
DRIL-QUIP INC                 COM               262037104    243       4,500 SH        SHARED DEFINED  1         4,500
E M C CORP MASS               COM               268648102  6,055     288,485 SH        SHARED DEFINED  1       288,485
EDGAR ONLINE INC              COM               279765101  1,277   2,128,126 SH        SHARED DEFINED  1     2,128,126
ETFS PALLADIUM TR             SH BEN INT        26923A106    601      10,015 SH             SOLE       NONE     10,015
EVEREST RE GROUP LTD          COM               G3223R108 11,064     139,385 SH        SHARED DEFINED  1       139,385
EXXON MOBIL CORP              COM               30231G102    726      10,000     CALL       SOLE       NONE     10,000
FIRST SOLAR INC               COM               336433107    209       3,300     CALL       SOLE       NONE      3,300
GENERAL ELECTRIC CO           COM               369604103    381      25,000     CALL       SOLE       NONE     25,000
GOLDMAN SACHS GROUP INC       COM               38141G104    288       3,050 SH             SOLE       NONE      3,050
HONEYWELL INTL INC            COM               438516106    373       8,500 SH             SOLE       NONE      8,500
JPMORGAN CHASE & CO           COM               46625H100    602      20,000     CALL       SOLE       NONE     20,000
JUNIPER NETWORKS INC          COM               48203R104    696      40,300 SH             SOLE       NONE     40,300
LAM RESEARCH CORP             COM               512807108    225       5,915 SH             SOLE       NONE      5,915
LINDSAY CORP                  COM               535555106    258       4,800 SH             SOLE       NONE      4,800
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589    282      10,000 SH             SOLE       NONE     10,000
MEAD JOHNSON NUTRITION CO     COM               582839106    909      13,201 SH             SOLE       NONE     13,201
METLIFE INC                   COM               59156R108  5,960     212,790 SH        SHARED DEFINED  1       212,790
MOTOROLA SOLUTIONS INC        COM NEW           620076307    222       5,300 SH             SOLE       NONE      5,300
MYLAN INC                     COM               628530107  7,104     418,135 SH        SHARED DEFINED  1       418,135
NATIONAL OILWELL VARCO INC    COM               637071101  2,041      39,850 SH        SHARED DEFINED  1        39,850
ORACLE CORP                   COM               68389X105  6,065     211,035 SH        SHARED DEFINED  1       211,035
PEOPLES UNITED FINANCIAL INC  COM               712704105    285      25,000 SH             SOLE       NONE     25,000
PLURISTEM THERAPEUTICS INC    COM               72940R102     52      24,100 SH             SOLE       NONE     24,100
QUALCOMM INC                  COM               747525103  4,680      96,240 SH        SHARED DEFINED  1        96,240
RICKS CABARET INTL INC        COM NEW           765641303    195      29,370 SH             SOLE       NONE     29,370
SBA COMMUNICATIONS CORP       COM               78388J106    254       7,375 SH             SOLE       NONE      7,375
SIRIUS XM RADIO INC           COM               82967N108  1,868   1,237,300 SH        SHARED DEFINED  1     1,237,300
SPDR S&P 500 ETF TR           TR UNIT           78462F103  2,263      20,000     CALL       SOLE       NONE     20,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103  3,677      32,500     PUT        SOLE       NONE     32,500
SPIRIT AIRLS INC              COM               848577102    836      66,855 SH        SHARED DEFINED  1        66,855
STARBUCKS CORP                COM               855244109  8,191     219,655 SH        SHARED DEFINED  1       219,655
SYNCHRONOSS TECHNOLOGIES INC  COM               87157B103  6,809     273,364 SH        SHARED DEFINED  1       273,364
SYNTROLEUM CORP               COM               871630109    283     329,490 SH             SOLE       NONE    329,490
TALEO CORP                    CL A              87424N104  6,700     260,505 SH        SHARED DEFINED  1       260,505
TIMBERLINE RES CORP           COM               887133106     20      35,000 SH             SOLE       NONE     35,000
TJX COS INC NEW               COM               872540109  8,357     150,655 SH        SHARED DEFINED  1       150,655
UNITED STATES OIL FUND LP     UNITS             91232N108  1,525      50,000     PUT        SOLE       NONE     50,000
VALMONT INDS INC              COM               920253101  3,055      39,195 SH        SHARED DEFINED  1        39,195
VERISIGN INC                  COM               92343E102    489      17,100 SH             SOLE       NONE     17,100
VIRTUALSCOPICS INC            COM               928269109     50      50,000 SH             SOLE       NONE     50,000
WABASH NATL CORP              COM               929566107    143      30,000 SH             SOLE       NONE     30,000
WEATHERFORD INTERNATIONAL LT  REG SHS           H27013103    209      17,100 SH        SHARED DEFINED  1        17,100
WESTPORT INNOVATIONS INC      COM NEW           960908309  1,187      41,020 SH        SHARED DEFINED  1        41,020
XILINX INC                    COM               983919101    261       9,500 SH             SOLE       NONE      9,500
ZIPCAR INC                    COM               98974X103  1,021      56,700 SH             SOLE       NONE     56,700






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